General information and significant accounting policies (Details)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018 shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number Of Vessels In Operation	25
Average Age Of Vessels	6 years 2 months 12 days
Stock Issued During Period, Shares, New Issues		957,875
Direct And Indirect Ownership In All Subsidiary	100.00%
Corporate Joint Venture [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage	50.00%